STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	R$ 21,530,801	R$ 18,058,027	R$ 17,267,812
Costs of services provided and goods sold	(10,655,981)	(8,443,023)	(7,996,615)
Gross income	10,874,820	9,615,004	9,271,197
Selling expenses	(5,596,211)	(4,621,788)	(4,443,027)
General and administrative expenses	(1,808,735)	(1,723,384)	(1,673,290)
Share of loss of an associate	(61,587)	(11,572)
Other income (expenses), net	(248,371)	497,771	(351,854)
Total operating expenses	(7,714,904)	(5,858,973)	(6,468,171)
Profit before financial income and expenses	3,159,916	3,756,031	2,803,026
Financial income	1,318,948	1,091,748	438,598
Financial expenses	(2,762,963)	(1,745,213)	(1,242,255)
Foreign exchange variations, net	5,007	659	(6,965)
Total financial income(expenses)	(1,439,008)	(652,806)	(810,622)
Profit before income tax and social contribution	1,720,908	3,103,225	1,992,404
Income tax and social contribution	(50,153)	(146,051)	(164,150)
Profit for the year	R$ 1,670,755	R$ 2,957,174	R$ 1,828,254
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Basic earnings per share	R$ 0.7	R$ 1.22	R$ 0.76
Diluted earnings per share	R$ 0.7	R$ 1.22	R$ 0.76